Common Stock (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Schedule of Common Stock Activity	The following table provides the activity in the Equity Shelf Program for the three-month and life-to-date periods ended December 31, 2020:

	Three Months Ended	Life-To-Date Ended
	December 31, 2020
Gross proceeds	$46,425,623	$253,551,490
Less: agent commissions	(464,256)	(2,535,515)
Net proceeds	$45,961,367	$251,015,975
Number of shares sold	691,081	3,396,457
Weighted average price per share	$67.18	$74.65